CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2018	$ 842,353	$ 60	$ 223,396	$ 45,970	$ 578,079	$ (5,453)	$ 842,052	$ 301
Balance (in shares) at Jun. 30, 2018		60,342,099
Cumulative effect of change in accounting principle (Note 2)	18,765				18,765		18,765
Share-based compensation	238		238				238
Net income for the year	125,539				125,261		125,261	278
Appropriations to statutory reserves				2,728	(2,728)
Dividend paid	(10,862)				(10,862)		(10,862)
Deconsolidation of a subsidiary	1,273					1,273	1,273
Capital contribution from subsidiaries' non-controlling interest shareholders	1,456							1,456
Translation adjustments	(31,602)					(31,341)	(31,341)	(261)
Balance at Jun. 30, 2019	947,160	$ 60	223,634	48,698	708,515	(35,521)	945,386	1,774
Balance (in shares) at Jun. 30, 2019		60,342,099
Issue of ordinary shares		$ 1	(1)
Issue of ordinary shares (in shares)		195,000
Share-based compensation	410		410				410
Net income for the year	79,326				79,396		79,396	(70)
Appropriations to statutory reserves				725	(725)
Dividend paid	(12,713)				(12,713)		(12,713)
Capital contribution from subsidiaries' non-controlling interest shareholders	3,016							3,016
Translation adjustments	(28,313)					(27,996)	(27,996)	(317)
Balance at Jun. 30, 2020	988,886	$ 61	224,043	49,423	774,473	(63,517)	984,483	4,403
Balance (in shares) at Jun. 30, 2020		60,537,099
Issue of ordinary shares	1		1				1
Issue of ordinary shares (in shares)		830,238
Share-based compensation	9,724		9,724				9,724
Net income for the year	89,338				89,709		89,709	(371)
Appropriations to statutory reserves				15,026	(15,026)
Dividend paid	(12,107)				(12,107)		(12,107)
Translation adjustments	96,577					96,331	96,331	246
Effect of change in accounting principle - ASC 326	(30,451)						(30,451)
Balance at Jun. 30, 2021	$ 1,141,968	$ 61	$ 233,768	$ 64,449	$ 806,598	$ 32,814	$ 1,137,690	$ 4,278
Balance (in shares) at Jun. 30, 2021		61,367,337